Retirement Benefits (Tables)	12 Months Ended
Mar. 31, 2014
Compensation And Retirement Disclosure [Abstract]
Schedule Of Accumulated And Projected Benefit Obligations Table [Text Block]
The following tables set out the amounts recognized in the Company’s consolidated financial statements for the fiscal years ended March 31, 2012, 2013 and 2014. The measurement date used is March 31 of the relevant fiscal year.

	2012	2013	2014
	US$	US$	US$
Change in benefit obligation
Benefit obligation at the beginning of the year	434,594	446,146	527,512
Actuarial (gain) loss	(10,478)	14,941	(60,402)
Service cost	78,983	75,039	75,405
Interest cost	41,987	44,025	46,086
Benefits paid	(39,297)	(26,382)	(27,314)
Effect of exchange rate changes	(59,643)	(26,257)	(49,781)
Benefit obligation at the end of the year	446,146	527,512	511,506
Current – (included in other employee payable)	36,885	47,713	45,226
Non-current – (included in retirement benefits)	409,261	479,799	466,280

Schedule Of Net Benefit Costs Table [Text Block]
Net gratuity cost for the years ended March 31, 2012, 2013 and 2014 comprise of the following:

	2012	2013	2014
	US$	US$	US$
Service cost	78,983	75,039	75,405
Interest cost	41,987	44,025	46,086
Recognized net actuarial (gain) loss	(10,478)	14,941	(60,402)
Net gratuity cost	110,492	134,005	61,089

Schedule Of Assumptions Used Table [Text Block]
The assumptions used in accounting for gratuity in the years ended March 31, 2012, 2013 and 2014 were as follows:

	2012	2013	2014
Discount rate	9.24%	8.75%	9.60%

Rate of increase in compensation	7.00%	7.00%	7.00%

Schedule Of Expected Benefit Payments Table [Text Block]
The following benefit payments, which reflect expected future services, as appropriate are expected to be paid

Year ending March 31,	US$
2015	45,225
2016	45,108
2017	140,599
2018	55,641
2019	73,910
2020-2024	528,270